Composition of Certain Financial Statement Items - Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Composition of Certain Financial Statement Items
Raw materials	$ 1,054	$ 1,323	$ 738
Finished goods	2,021	2,347	2,617
Total inventories, net of reserves	$ 3,075	$ 3,670	$ 3,355